Goodwill and Other Intangible Assets - Schedule of Movements in Other Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	€ 10,879	€ 12,026
Other intangible assets, Ending balance	13,080	10,879	€ 12,026
Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	58,082	57,087	57,852
Changes in scope of consolidation	4,547	465
Acquisitions and other increases	699	417	2,245
Disposals and other decreases	(551)	(1,065)	(1,552)
Currency translation differences	(4,065)	1,196	3,834
Transfers	(27)	(18)	(77)
Reclassification of the Animal Health business			(5,215)
Other intangible assets, Ending balance	58,685	58,082	57,087
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	(47,203)	(45,061)	(43,309)
Amortization expense	(1,998)	(1,816)	(2,759)
Impairment losses, net of reversals	(313)	(197)	(773)
Disposals and other decreases	546	854	1,488
Currency translation differences	3,315	(984)	(2,809)
Transfers	48	1	33
Reclassification of the Animal Health business			3,068
Other intangible assets, Ending balance	(45,605)	(47,203)	(45,061)
Acquired R and D [member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	1,359	1,553
Other intangible assets, Ending balance	1,475	1,359	1,553
Acquired R and D [member] | Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	3,649	3,854	3,482
Acquisitions and other increases	317	142	1,179
Disposals and other decreases	(39)	(305)	(204)
Currency translation differences	(200)	55	189
Transfers	(48)	(97)	(741)
Reclassification of the Animal Health business			(51)
Other intangible assets, Ending balance	3,679	3,649	3,854
Acquired R and D [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	(2,290)	(2,301)	(2,041)
Impairment losses, net of reversals	(95)	(60)	(343)
Disposals and other decreases	39	108	204
Currency translation differences	142	(41)	(124)
Transfers		4
Reclassification of the Animal Health business			3
Other intangible assets, Ending balance	(2,204)	(2,290)	(2,301)
Marketed products, trademarks and other rights [member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	9,110	10,114
Other intangible assets, Ending balance	11,162	9,110	10,114
Marketed products, trademarks and other rights [member] | Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	53,107	52,002	53,130
Changes in scope of consolidation	4,546	465
Acquisitions and other increases	212	127	912
Disposals and other decreases	(450)	(687)	(1,321)
Currency translation differences	(3,814)	1,124	3,610
Transfers	37	76	653
Reclassification of the Animal Health business			(4,982)
Other intangible assets, Ending balance	53,638	53,107	52,002
Marketed products, trademarks and other rights [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	(43,997)	(41,888)	(40,352)
Amortization expense	(1,886)	(1,712)	(2,651)
Impairment losses, net of reversals	(215)	(137)	(427)
Disposals and other decreases	443	673	1,257
Currency translation differences	3,138	(931)	(2,662)
Transfers	41	(2)	39
Reclassification of the Animal Health business			2,908
Other intangible assets, Ending balance	(42,476)	(43,997)	(41,888)
Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	410	359
Other intangible assets, Ending balance	443	410	359
Software [Member] | Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	1,326	1,231	1,240
Changes in scope of consolidation	1
Acquisitions and other increases	170	148	154
Disposals and other decreases	(62)	(73)	(27)
Currency translation differences	(51)	17	35
Transfers	(16)	3	11
Reclassification of the Animal Health business			(182)
Other intangible assets, Ending balance	1,368	1,326	1,231
Software [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets, Beginning balance	(916)	(872)	(916)
Amortization expense	(112)	(104)	(108)
Impairment losses, net of reversals	(3)		(3)
Disposals and other decreases	64	73	27
Currency translation differences	35	(12)	(23)
Transfers	7	(1)	(6)
Reclassification of the Animal Health business			157
Other intangible assets, Ending balance	€ (925)	€ (916)	€ (872)